Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015 Bank Customer	Mar. 31, 2014
Receivables [Abstract]
Number of customers	7
Number of banks	8
Amount of receivables sold through factoring arrangements	$ 99.8	$ 110.9
Amount of additional outstanding receivables of factoring arrangements	276.6	284.2
Discount on receivables sold through factoring arrangements	$ 1.5	$ 1.6